ACCOUNTS RECEIVABLE (Schedule of Aging Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
current	¥ 78,276	¥ 104,368
1-3 months past due	15,306	37,005
4-6 months past due	10,846	13,373
7-12 months past due	22,748	18,015
greater than one year past due	71,836	48,866
Total accounts receivable	¥ 199,012	¥ 221,627